Parent Company Only Financial Information (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Assets:
Total assets	¥ 297,185,019	¥ 292,557,355	¥ 280,875,706
LIABILITIES AND EQUITY
Total liabilities	282,420,311	277,709,088
Total shareholders' equity	13,985,532	14,270,625
Total liabilities and equity	297,185,019	292,557,355
MUFG [Member]
Assets:
Cash and interest-earning deposits with banking subsidiaries	158,603	160,468
Investments in subsidiaries and affiliated companies	15,798,922	16,107,148
Investments in subsidiaries and affiliated companies, Banking subsidiaries	11,961,515	12,415,806
Investments in subsidiaries and affiliated companies, Non-banking subsidiaries and affiliated companies	3,837,407	3,691,342
Loans to subsidiaries	3,419,961	1,586,400
Loans to subsidiaries, Banking subsidiaries	3,278,961	1,490,400
Loans to subsidiaries, Non-banking subsidiaries	141,000	96,000
Other assets	97,742	78,305
Total assets	19,475,228	17,932,321
LIABILITIES AND EQUITY
Short-term borrowings from banking subsidiaries	1,667,063	1,703,001
Long-term debt from non-banking subsidiaries and affiliated companies	261,586	257,243
Long-term debt	3,433,423	1,577,065
Other liabilities	127,624	124,387
Total liabilities	5,489,696	3,661,696
Total shareholders' equity	13,985,532	14,270,625
Total liabilities and equity	¥ 19,475,228	¥ 17,932,321